Fair Value	12 Months Ended
Dec. 31, 2013
Fair Value
Fair Value

Note 8—Fair Value

        The Company's consolidated financial statements include assets and liabilities that are measured based on their estimated fair values. The application of fair value estimates may be on a recurring or nonrecurring basis depending on the accounting principles applicable to the specific asset or liability and whether management has elected to carry the item at its estimated fair value as discussed in the following paragraphs.

  Fair Value Accounting Elections

        Management identified all of its non-cash financial assets and its originated MSRs relating to loans with initial interest rates of more than 4.5% and MSRs purchased subject to ESS financing to be accounted for at estimated fair value so changes in fair value will be reflected in results of operations as they occur and more timely reflect the results of the Company's performance. Management has also identified its ESS financing to be accounted for at fair value as a means of hedging the related MSR's fair value risk.

        For originated MSRs relating to mortgage loans with initial interest rates of less than or equal to 4.5%, management has concluded that such assets present different risks to the Company than originated MSRs relating to mortgage loans with initial interest rates of more than 4.5% and therefore require a different risk management approach. Management's risk management efforts relating to these assets are aimed at mainly moderating the effects of non-interest rate risks on fair value, such as the effect of changes in home prices on the assets' values. Management has identified these assets for accounting using the amortization method.

        Management's risk management efforts in connection with MSRs relating to mortgage loans with initial interest rates of more than 4.5% are aimed at mainly moderating the effects of changes in interest rates on the assets' values. At times during the year ended December 31, 2013, a portion of the IRLCs, the fair value, which typically increases when prepayment speeds increase, were used to moderate the effect of changes in fair value of MSRs, which typically decreases as prepayment speeds increase.

  Financial Statement Items Measured at Fair Value on a Recurring Basis

        Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$142,582	$—	$—	$142,582
Mortgage loans held for sale at fair value	—	527,071	3,933	531,004
Derivative assets:
Interest rate lock commitments	—	—	8,964	8,964
Forward purchase contracts	—	416	—	416
Forward sales contracts	—	18,762	—	18,762
MBS put options	—	665	—	665
MBS call options	—	91	—	91

Total derivative assets before netting	—	19,934	8,964	28,898
Netting(1)	—	—	—	(7,358)

Total derivative assets	—	19,934	8,964	21,540
Investment in PennyMac Mortgage Investment Trust	1,722	—	—	1,722
Mortgage servicing rights at fair value	—	—	224,913	224,913

	$144,304	$547,005	$237,810	$921,761

Liabilities:
Excess servicing spread financing at fair value to PennyMac Mortgage Investment Trust	$—	$—	$138,723	$138,723
Derivative liabilities:
Interest rate lock commitments	—	—	2,203	2,203
Forward purchase contracts	—	6,542	—	6,542
Forward sales contracts	—	504	—	504

Total derivative liabilities before netting	—	7,046	2,203	9,249
Netting(1)	—	—	—	(6,787)

Total derivative liabilities	—	7,046	2,203	2,462

	$—	$7,046	$140,926	$141,185

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$53,164	$—	$—	$53,164
Mortgage loans held for sale at fair value	—	448,384	—	448,384
Derivative assets:
Interest rate lock commitments	—	—	23,951	23,951
Forward purchase contracts	—	1,645	—	1,645
Forward sales contracts	—	1,818	—	1,818
MBS put options	—	967	—	967

Total derivative assets before netting	—	4,430	23,951	28,381
Netting(1)	—	—	—	(1,091)

Total derivative assets	—	4,430	23,951	27,290
Investment in PennyMac Mortgage Investment Trust	1,897	—	—	1,897
Mortgage servicing rights at fair value	—	—	19,798	19,798

	$55,061	$452,814	$43,749	$550,533

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$—	$—	$11	$11
Forward purchase contracts	—	389	—	389
Forward sales contracts	—	1,894	—	1,894

Total derivative liabilities before netting	—	2,283	11	2,294
Netting(1)	—	—	—	(1,785)

Net derivative liabilities	$—	$2,283	$11	$509

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the setoff of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

        As shown above, certain of the Company's mortgage loans held for sale at fair value, MSRs at fair value, IRLCs, and ESS financing at fair value are measured using Level 3 inputs. Following is a roll forward of these items for the three years ended December 31, 2013 where Level 3 significant inputs were used on a recurring basis:

	Year ended December 31, 2013
	Mortgage loans held for sale	Net interest rate lock commitments(1)	Mortgage servicing rights	Total
	(in thousands)
Assets:
Balance, December 31, 2012	$—	$23,940	$19,798	$43,738
Repurchases of mortgage loans subject to representations and warranties	5,529	—	—	5,529
Repayments	(1,364)	—	—	(1,364)
Interest rate lock commitments issued, net	—	101,179	—	101,179
MSRs resulting from purchases	—	—	195,871	195,871
MSRs resulting from loan sales	—	—	14,636	14,636
Sales	—	—	(550)	(550)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—			—
Other factors	(232)	(15,682)	(4,842)	(20,756)

	(232)	(15,682)	(4,842)	(20,756)

Transfers of interest rate lock commitments to mortgage loans held for sale	—	(102,676)	—	(102,676)

Balance, December 31, 2013	$3,933	$6,761	$224,913	$235,607

Changes in fair value recognized during the period relating to assets still held at December 31, 2013	$(390)	$6,761	$(4,842)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

Excess servicing spread financing
(in thousands)
Liability:
Balance, December 31, 2012	$—
Proceeds received from financing of excess servicing spread	139,028
Accrual of interest on excess servicing spread financing	1,348
Repayments	(4,076)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—
Other factors	2,423

2,423

Balance, December 31, 2013	$138,723

Changes in fair value recognized during the period relating to liability still held at December 31, 2013	$2,423

	Year ended December 31, 2012
	Net interest rate lock commitments(1)	Mortgage servicing rights	Total
	(in thousands)
Balance, December 31, 2011	$7,905	$25,698	$33,603
Interest rate lock commitments issued, net	167,066	—	167,066
MSRs resulting from loan sales	—	774	774
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk			—
Other factors	—	(6,674)	(6,674)

	—	(6,674)	(6,674)

Transfers of interest rate lock commitments to mortgage loans held for sale	(151,031)	—	(151,031)

Balance, December 31, 2012	$23,940	$19,798	$43,738

Changes in fair value recognized during the period relating to assets still held at December 31, 2012	$23,940	$(6,674)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

	Year ended December 31, 2011
	Net interest rate lock commitments(1)	Mortgage servicing rights	Total
	(in thousands)
Balance, December 31, 2010	$(13)	$31,957	$31,944
Interest rate lock commitments issued, net	18,436	—	18,436
MSRs resulting from purchases	—	1,352	1,352
MSRs resulting from loan sales	—	1,696	1,696
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk			—
Other factors	—	(9,307)	(9,307)

	—	(9,307)	(9,307)

Transfers of interest rate lock commitments to mortgage loans held for sale	(10,518)	—	(10,518)

Balance, December 31, 2011	$7,905	$25,698	$33,603

Changes in fair value recognized during the period relating to assets still held at December 31, 2011	$7,905	$(9,307)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

Mortgage loans sold under agreements to repurchase at fair value
(in thousands)
Liabilities:
Balance, December 31, 2010	$13,289
Changes in fair value included in income	—
Sales	57,908
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase	62,989
Repurchases	(134,186)

Balance, December 31, 2011	$—

Changes in fair value recognized during the year relating to liabilities still held at December 31, 2011	$—

        The information used in the preceding roll forwards represents activity for any financial statement items identified as using Level 3 significant inputs at either the beginning or the end of the periods presented. The Company had no transfers in or out among the levels other than transfers of IRLCs to mortgage loans held for sale at fair value upon purchase or funding of the respective mortgage loans.

        Net gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value as a result of management's election of the fair value option are summarized below:

	Year ended December 31,
	2013			2012			2011
	Net gains on mortgage loans held for sale at fair value	Net servicing income	Total	Net gains on mortgage loans held for sale at fair value	Net servicing income	Total	Net gains on mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Assets:
Mortgage loans held for sale at fair value	$49,559	$—	$49,559	$171,236	$—	$171,236	$13,029	$—	$13,029
Mortgage servicing rights at fair value	—	(4,842)	(4,842)	—	(6,674)	(6,674)	—	(9,307)	(9,307)

	$49,559	$(4,842)	$44,717	$171,236	$(6,674)	$164,562	$13,029	$(9,307)	$3,722

Liabilities:
Mortgage loans sold under agreements to repurchase	$—	$—	$—	$—	$—	$—	$—	$—	$—
Excess servicing spread financing at fair value to PennyMac Mortgage Investment Trust	—	(2,423)	(2,423)	—	—	—	—	—	—

	$—	$(2,423)	$(2,423)	$—	$—	$—	$—	$—	$—

        Following are the fair value and related principal amounts due upon maturity of assets and liabilities accounted for under the fair value option:

	December 31, 2013
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$524,665	$504,705	$19,960
90 days or more delinquent:
Not in foreclosure	5,567	5,479	88
In foreclosure	772	660	112

	$531,004	$510,844	$20,160

	December 31, 2012
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$447,889	$418,650	$29,239
90 days or more delinquent:
Not in foreclosure	288	390	(102)
In foreclosure	207	233	(26)

	$448,384	$419,273	$29,111

  Financial Statement Items Measured at Fair Value on a Nonrecurring Basis

        Following is a summary of financial statement items that are measured at estimated fair value on a nonrecurring basis:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$—	$—	$136,690	$136,690

	$—	$—	$136,690	$136,690

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$—	$—	$51,180	$51,180

	$—	$—	$51,180	$51,180

        The following table summarizes the total gains (losses) on assets measured at estimated fair values on a nonrecurring basis:

	December 31,
	2013	2012
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$(1,643)	$(2,908)

	$(1,643)	$(2,908)

  Fair Value of Financial Instruments Carried at Amortized Cost

        The Company's Cash as well as its Mortgage loans sold under agreements to repurchase, Note payable, Carried Interest due from Investment Funds, and amounts receivable from and payable to the Advised Entities are carried at amortized cost.

        Cash is measured using "Level 1" significant inputs. The Company's borrowings carried at amortized cost do not have active markets or observable inputs and the fair value is measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation. The Company has classified these financial instruments as "Level 3" financial statement items as of December 31, 2013 and December 31, 2012 due to the lack of current market activity and the Company's reliance on unobservable inputs to estimate the fair value.

        Management has concluded that the carrying value of the Carried Interest due from Investment Funds approximates its fair value as the balance represents the amount distributable to the Company at the balance sheet date assuming liquidation of the Investment Funds. Management has concluded that the estimated fair value of the Note payable approximates the agreements' carrying value due to the agreement's short term and variable interest rate.

        The Company also carries the receivable from and payable to the Advised Entities at cost. Management has concluded that the estimated fair value of such balances approximates the carrying value due to the short terms of such balances.

  Valuation Techniques and Assumptions

        Most of the Company's financial assets as well as its ESS are carried at fair value with changes in fair value recognized in current period income. Certain of the Company's financial assets and all of its MSRs and ESS are "Level 3" financial statement items which require the use of significant unobservable inputs in the estimation of the items' fair values. Unobservable inputs reflect the Company's own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

        The Company's Financial Analysis and Valuation group (the "FAV group"), which is responsible for valuing and monitoring the Company's investment portfolios and maintenance of its valuation policies and procedures, estimates the fair values of "Level 3" investment instruments.

        The FAV group reports to the Company's senior management valuation committee, which oversees and approves the valuations. The FAV group monitors the models used for valuation of the Company's "Level 3" financial statement items, including the models' performance versus actual results and reports those results to the Company's senior management valuation committee. The results developed in the FAV group's monitoring activities may be used to calibrate subsequent projections used for valuation.

        The FAV group is responsible for reporting to the Company's senior management valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of changes to the significant inputs to the models.

        Following is a description of the techniques and assumptions used in estimating the fair values of "Level 2" and "Level 3" fair value financial statement items:

  Mortgage Loans Held for Sale

        Most of the Company's mortgage loans held for sale at fair value are salable into active markets and are therefore categorized as "Level 2" fair value financial statement items and their fair values are estimated using their quoted market or contracted price or market price equivalent.

        Certain of the Company's mortgage loans may become non-salable into active markets due to identification of a defect by the Company or to the repurchase of a mortgage loan with an identified defect. Because such loans are generally not salable into active mortgage markets, they are classified as "Level 3" financial statement items. The significant unobservable inputs used in the fair value measurement of the Company's "non-salable" mortgage loans held for sale at fair value are discount rates, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans' fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

        The Company did not hold "Level 3" mortgage loans held for sale at fair value before 2013. Following is a quantitative summary of key inputs used in the valuation of "Level 3" mortgage loans held for sale at fair value:

December 31, 2013
Key inputs	Range (Weighted average)
Discount rate	7.8% - 13.4%
(8.9%)
Twelve-month projected housing price index change	4.5% - 4.7%
(4.6%)
Prepayment speed(1)	1.6% - 5.1%
(4.4%)
Total prepayment speed(2)	2.9% - 5.2%
(4.7%)
(1)
Prepayment speed is measured using Life Voluntary CPR.

(2)
Total prepayment speed is measured using Life Total CPR.

        Changes in fair value attributable to changes in instrument-specific credit risk are measured by the change in the respective loan's delinquency status at period-end from the later of the beginning of the year or acquisition date. Changes in fair value of IRLCs are included in Net gains on mortgage loans held for sale at fair value in the consolidated income statements.

  Derivative Financial Instruments

        The Company categorizes IRLCs as a "Level 3" financial statement item. The Company estimates the fair value of an IRLC based on quoted Agency MBS prices, its estimate of the fair value of the MSRs it expects to receive in the sale of the loans and the probability that the mortgage loan will fund or be purchased (the "pull-through rate").

        The significant unobservable inputs used in the fair value measurement of the Company's IRLCs are the pull-through rate and the MSR component of the Company's estimate of the value of the mortgage loans it has committed to purchase. Significant changes in the pull-through rate or the MSR component of the IRLCs, in isolation, could result in significant changes in fair value measurement. The financial effects of changes in these assumptions are generally inversely correlated as increasing interest rates have a positive effect on the fair value of the MSR component of IRLC value, but increase the pull-through rate for loans that have decreased in fair value.

        Following is a quantitative summary of key unobservable inputs used in the valuation of IRLCs:

	2013	2012
	December 31,
Key inputs	Range (Weighted average)
Pull-through rate	62.1% - 98.1%	61.6% - 98.1%
	(81.7%)	(79.1%)
MSR value expressed as:
Servicing fee multiple	2.0 - 5.0	3.2 - 4.2
	(3.7)	(4.0)
Percentage of UPB	0.4% - 2.4%	0.6% - 2.2%
	(0.9%)	(0.9%)

        The Company estimates the fair value of commitments to sell loans based on quoted MBS prices. The Company estimates the fair value of the MBS options and futures it purchases and sells based on observed interest rate volatilities in the MBS market. Changes in fair value of IRLCs and related hedging derivatives are included in Net gains on mortgage loans held for sale at fair value in the consolidated income statements.

  Mortgage Servicing Rights

        MSRs are categorized as "Level 3" fair value financial statement items. The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting net servicing cash flows discounted at a rate that management believes market participants would use in their determinations of fair value. The key assumptions used in the estimation of the fair value of MSRs include prepayment rates of the underlying loans, the applicable discount rate or pricing spread, and the cost to service loans.

        The results of the estimates of fair value of MSRs are reported to the Company's senior management valuation committee as part of their review and approval of monthly valuation results. Changes in the fair value of MSRs are included in the consolidated statements of income under the caption Net servicing fees—Amortization, impairment and change in estimated fair value of mortgage servicing rights.

        Key assumptions used in determining the fair value of MSRs at the time of initial recognition are as follows:

	Year ended December 31,
	2013		2012		2011
	Range (Weighted average)
	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost
	(Amount recognized and UPB of underlying loans in thousands)
Amount recognized	$14,636	$190,468	$774	$89,698	$1,696	$6,557
UPB of underlying loans	$1,055,797	$15,316,315	$17,615	$8,524,533	$415,954	$449,715
Weighted-average servicing fee rate (in basis points)	33	29	28	27	27	31
Pricing spread(1)	7.4% - 14.4%	5.4% - 15.9%	7.5% - 9.9%	7.5% - 11.9%	8.3% - 14.0%	9.3% - 12.6%
	(10.2%)	(8.5%)	(8.4%)	(9.8%)	(11.7%)	(9.7%)
Annual total prepayment speed(2)	7.8% - 25.5%	7.6% - 42.5%	7.8% - 20.1%	6.7% - 17.8%	6.3% - 8.9%	5.6% - 7.9%
	(9.2%)	(8.8%)	(9.7%)	(8.5%)	(8.2%)	(6.8%)
Life (in years)	2.5 - 7.3	1.5 - 7.5	3.6 - 7.0	2.8 - 7.0	6.5 - 8.1	5.2 - 8.0
	(6.9)	(6.7)	(6.7)	(6.7)	(7.0)	(7.3)
Per-loan annual cost of servicing	$68 - $120	$68 - $120	$68 - $100	$68 - $100	$64 - $98	$61 - $98
	($98)	($102)	($78)	($99)	($88)	($96)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.

(2)
Prepayment speed is measured using CPR.

        Following is a quantitative summary of key inputs used in the valuation of the Company's MSRs at period end and the effect on the estimated fair value from adverse changes in those assumptions (weighted averages are based upon UPB):

  Purchased MSRs Backed by Distressed Mortgage Loans

	December 31,
	2013		2012
	Range (Weighted average)
	Fair value	Amortized cost	Fair value	Amortized cost
	(Carrying value, UPB of underlying loans and effect on value amounts in thousands)
Carrying value	$10,129	—	$12,370	—
UPB of underlying loans	$969,794	—	$1,271,478	—
Weighted-average note rate	5.80%	—	6.01%	—
Weighted-average servicing fee rate (in basis points)	50	—	50	—
Discount rate	15.3% - 15.3%	—	15.3% - 15.3%	—
	(15.3%)	—	(15.3%)	—
Effect on fair value of adverse change of:
5%	$(251)	—	$(302)	—
10%	$(490)	—	$(590)	—
20%	$(937)	—	$(1,130)	—
Life (in years)	5.0 - 5.0	—	5.0 - 5.0	—
	(5.0)		(5.0)
Prepayment speed(1)	11.4% - 11.4%	—	10.7% - 10.7%	—
	(11.4%)	—	(10.7%)	—
Effect on fair value of adverse change of:
5%	$(231)	—	$(273)	—
10%	$(456)	—	$(529)	—
20%	$(898)	—	$(1,040)	—
Per-loan annual cost of servicing	$218 - $218	—	$270 - $270	—
	($218)	—	($270)	—
Effect on fair value of adverse change of:
5%	$(197)	—	$(290)	—
10%	$(393)	—	$(580)	—
20%	$(787)	—	$(1,159)	—
(1)
Prepayment speed is measured using Life Voluntary CPR.

  All Other MSRs

	December 31,
	2013		2012
	Range (Weighted average)
	Fair value	Amortized cost	Fair value	Amortized cost
	(Carrying value, UPB of underlying loans and effect on value amounts in thousands)
Carrying value	$214,784	$258,751	$7,428	$89,177
UPB of underlying loans	$22,469,179	$22,499,847	$1,166,765	$8,730,686
Weighted-average note rate	4.48%	3.65%	5.22%	3.65%
Weighted-average servicing fee rate (in basis points)	32	29	26	28
Pricing spread(1)	2.9% - 18.0%	6.3% - 14.5%	7.5% - 19.5%	7.5% - 16.5%
	(7.5%)	(8.7%)	(10.6%)	(9.8%)
Effect on fair value of adverse change of:
5%	$(3,551)	$(5,312)	$(113)	$(1,814)
10%	$(6,900)	$(10,395)	$(222)	$(3,562)
20%	$(13,305)	$(20,039)	$(430)	$(6,870)
Average life (in years)	0.1 - 14.4	1.5 - 7.3	0.2 - 14.4	2.5 - 6.9
	(6.2)	(7.0)	(5.0)	(6.6)
Prepayment speed(2)	7.8% - 50.8%	7.6% - 42.5%	9.0% - 84.2%	8.7% - 28.3%
	(9.7%)	(8.0%)	(19.2%)	(9.2%)
Effect on fair value of adverse change of:
5%	$(4,622)	$(4,615)	$(238)	$(1,751)
10%	$(9,073)	$(9,097)	$(462)	$(3,446)
20%	$(17,500)	$(17,684)	$(877)	$(6,674)
Per-loan annual cost of servicing	$68 - $115	$68 - $100	$68 - $140	$68 - $140
	$(87)	$(99)	$(76)	$(99)
Effect on fair value of adverse change of:
5%	$(2,817)	$(2,609)	$(77)	$(963)
10%	$(5,633)	$(5,217)	$(153)	$(1,926)
20%	$(11,266)	$(10,434)	$(307)	$(3,852)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans and purchased MSRs not backed by pools of distressed mortgage loans.

(2)
Prepayment speed is measured using CPR.

        The preceding sensitivity analyses are limited in that they were performed at a particular point in time; only contemplate the movements in the indicated variables; do not incorporate changes other variables; are subject to the accuracy of various models and assumptions used; and do not incorporate other factors that would affect the Company's overall financial performance in such scenarios, including operational adjustments made by management to account for changing circumstances. For these reasons, the preceding estimates should not be viewed as an earnings forecast.

  Excess Servicing Spread Financing at Fair Value

        The Company categorizes ESS financing as a "Level 3" financial statement item. The Company uses a discounted cash flow approach to estimate the fair value of ESS financing. The key assumptions used in the fair value estimate of ESS financing include pricing spread, average life, and prepayment speed. Significant changes to any of those inputs in isolation could result in a significant change in the ESS financing fair value measurement. Changes in these key assumptions are not necessarily directly related.

        ESS is generally subject to loss in value when mortgage interest rates decrease. Decreasing mortgage interest rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the ESS, thereby reducing ESS financing's value. Reductions in the value of ESS financing affect income primarily through change in fair value.

        Interest expense for ESS financing is accrued using the interest method based upon the expected income from the ESS through the expected life of the underlying mortgages. Changes to expected cash flows result in a change in fair value which is recorded in Amortization, impairment and change in estimated fair value of mortgage servicing rights.

        Following are the key inputs used in determining the fair value of ESS financing at the time of initial recognition:

December 31,
	2013	2012
Key inputs	Range (Weighted average)
Pricing spread	2.8% - 14.4%	—
(5.4%)
Average life	0.9 - 8.0	—
(6.1)
Prepayment speed	7.7% - 48.6%	—
(9.7%)